CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) CNY	Dec. 31, 2010 Consolidated Variable Interest Entity (VIEs) CNY
Accounts payable	$ 9,472	59,618		54,188	$ 8,982	56,531	51,483
Accrued employee benefits	4,842	30,478		24,581	3,672	23,108	17,908
Accrued expenses and other payables	9,784	61,565		70,885	7,056	44,409	61,107
Income tax payable	2,566	16,150		30,851	2,186	13,760	29,214
Liabilities for uncertain tax positions	984	6,193		25,096	384	2,419	22,005
Deferred tax liabilities				134		0	134
Dividend payable	21	130		130	21	130	130
Current portion of capital lease obligations	850	5,347		7,456	850	5,347	7,456
Deferred tax liabilities				5		0	5
Non-current portion of capital lease obligations				4,428		0	4,428
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 446	2,809		3,762
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	379,581,708	379,581,708	385,843,484	385,843,484
Ordinary shares, shares outstanding (in shares)	379,581,708	379,581,708	385,843,484	385,843,484